Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
	December 31,
	2020	2019

Long-term loans	$3,532	$2,960
Less - current maturities	(1,500)	(1,125)

	$2,032	$1,835

Schedule of Fair Value of Warrants

The Company measured the fair value of the Viola Warrants using the Monte-Carlo OPM. As of December 31, 2020 and 2019, the fair value of the Viola Warrants was $442 and $112, respectively, using the following assumptions:

	December 31,
	2020	2019

Expected volatility (%)	87%	71%
Risk-free interest rate (%)	0.27%	1.69%
Expected life (in years)	4	5

Schedule of Changes in Warrants

The following table sets forth the changes in the Viola Warrants:

Balance as of January 1, 2019	$-
Additions during the year	100
Changes to the fair value	12

Balance as of December 31, 2019	112
Changes to the fair value	330

Balance as of December 31, 2020	$442